Performance Trust Municipal Bond Fund
Schedule of Investments
May 31, 2026 (Unaudited)

MUNICIPAL BONDS - 87.7%	Par	Value
Alabama - 1.4%
Alabama Federal Aid Highway Finance Authority, 5.00%, 03/01/2045	$ 1,860,000	$ 2,004,749
Alabama Highway Authority, 5.00%, 09/01/2044	1,000,000	1,091,559
Black Belt Energy Gas District, 5.50%, 10/01/2054 (a)	3,125,000	3,376,861
County of Jefferson, AL Sewer Revenue, 5.25%, 10/01/2043	4,000,000	4,320,805
		10,793,974

Alaska - 0.1%
Alaska Railroad Corp.
5.50%, 10/01/2028 (b)	265,000	276,770
5.50%, 10/01/2029 (b)	285,000	302,427
		579,197

Arizona - 1.7%
Arizona Department of Transportation State Highway Fund Revenue
5.00%, 07/01/2026	525,000	526,000
5.00%, 07/01/2046	2,000,000	2,161,032
City of Phoenix Civic Improvement Corp., 5.00%, 07/01/2044	5,000,000	5,266,492
Industrial Development Authority of the City of Phoenix, Arizona, 4.00%, 07/01/2026 (c)	650,000	650,182
State of Arizona Distribution Revenue, 5.50%, 07/01/2042	1,545,000	1,865,632
Tempe Industrial Development Authority, 3.50%, 12/01/2030	2,000,000	1,991,694
		12,461,032

California - 9.5%
California Municipal Finance Authority, 4.00%, 12/01/2026 (c)	570,000	565,972
City of San Diego, CA Tobacco Settlement Revenue Funding Corp., 4.00%, 06/01/2032	555,000	559,995
Coachella Valley Unified School District, 0.00%, 08/01/2043 (d)	1,080,000	529,992
Fowler Unified School District, 5.50%, 08/01/2053	4,945,000	5,291,962
Hope Elementary School District, 0.00%, 08/01/2040 (d)	1,085,000	630,142
Inland Empire Tobacco Securitization Corp., 3.68%, 06/01/2038	5,290,000	5,162,000
Lakeside Union School District, 0.00%, 08/01/2039 (d)	4,375,000	2,679,490
Lemon Grove School District, 0.00%, 08/01/2039 (d)	1,020,000	626,321
Manhattan Beach Unified School District
0.00%, 09/01/2040 (d)	2,085,000	1,247,163
0.00%, 09/01/2041 (d)	1,295,000	738,121
Millbrae School District, 0.00%, 07/01/2039 (d)	1,830,000	1,148,533
Mount San Antonio Community College District, 0.00%, 08/01/2043 (d)	1,605,000	1,666,066
Oceanside Unified School District, 0.00%, 08/01/2039 (d)	665,000	408,865
Pittsburg Unified School District Financing Authority
0.00%, 09/01/2041 (d)	3,180,000	1,748,595
0.00%, 09/01/2042 (d)	1,940,000	1,010,254
Placentia-Yorba Linda Unified School District, 0.00%, 08/01/2041 (d)	5,325,000	2,950,005
Poway Unified School District
0.00%, 08/01/2040 (d)	4,955,000	2,963,426
0.00%, 08/01/2046 (d)	12,165,000	5,018,156
Rowland Unified School District, 0.00%, 08/01/2041 (d)	5,210,000	2,969,068
San Bernardino Community College District, 0.00%, 08/01/2044 (d)	12,665,000	5,793,034
San Diego Community College District
0.00%, 08/01/2039 (d)	8,525,000	5,323,418
0.00%, 08/01/2041 (d)	1,860,000	1,056,823
San Diego Unified School District
0.00%, 07/01/2041 (d)	7,870,000	4,461,287

0.00%, 07/01/2041 (d)	3,565,000	3,850,264
0.00%, 07/01/2043 (d)	4,695,000	2,395,672
0.00%, 07/01/2045 (d)	3,085,000	1,401,108
5.00%, 07/01/2045	4,000,000	4,671,588
San Francisco City & County Airport Comm-San Francisco International Airport, 5.25%, 05/01/2045 (b)	1,000,000	1,086,161
Santa Barbara Secondary High School District, 0.00%, 08/01/2040 (d)	6,380,000	3,524,693
		71,478,174

Colorado - 6.7%
Adams & Arapahoe Joint School District 28J Aurora
5.50%, 12/01/2042	3,305,000	3,818,714
5.50%, 12/01/2043	3,375,000	3,873,162
Arapahoe County School District No 5 Cherry Creek
5.25%, 12/15/2046	8,390,000	9,314,710
5.25%, 12/15/2047	2,525,000	2,778,212
City & County of Denver, CO Airport System Revenue, 5.75%, 11/15/2041 (b)	6,265,000	6,970,239
City of Fruita, CO Healthcare Revenue, 5.00%, 01/01/2028	290,000	287,161
Denver City & County School District No. 1, 5.50%, 12/01/2044	13,000,000	14,751,360
Durango School District No. 9-R, 5.25%, 11/01/2044	1,270,000	1,397,393
Larimer Weld & Boulder County School District R-2J Thompson
5.50%, 12/15/2044	3,840,000	4,422,261
5.50%, 12/15/2045	2,635,000	3,006,458
		50,619,670

Connecticut - 0.4%
Connecticut State Health & Educational Facilities Authority, 12.00%, 09/01/2030 (c)	570,000	666,399
State of Connecticut Special Tax Revenue, 5.00%, 07/01/2044	2,000,000	2,192,016
		2,858,415

District of Columbia - 2.4%
District of Columbia
5.00%, 06/01/2045	2,500,000	2,728,286
5.50%, 07/01/2047	9,250,000	9,936,975
District of Columbia Income Tax Revenue, 5.00%, 05/01/2045	1,180,000	1,227,162
Metropolitan Washington Airports Authority Aviation Revenue, 5.50%, 10/01/2043 (b)	3,750,000	4,194,386
		18,086,809

Florida - 7.2%
Bay County School Board
5.50%, 07/01/2041	1,575,000	1,728,330
5.50%, 07/01/2042	1,325,000	1,445,930
City of Fort Lauderdale, FL Water & Sewer Revenue, 5.50%, 09/01/2048	5,350,000	5,845,994
City of Fort Myers, FL Utility System Revenue, 5.50%, 10/01/2049	5,000,000	5,391,543
City of Miami, FL, 5.50%, 01/01/2049	9,010,000	9,709,278
City of Venice, FL, 4.25%, 01/01/2030 (c)	850,000	850,334
County of Lee, FL Airport Revenue
5.25%, 10/01/2043 (b)	2,735,000	2,965,504
5.25%, 10/01/2046 (b)	1,500,000	1,592,004
5.25%, 10/01/2047 (b)	2,500,000	2,630,171
County of Miami-Dade, FL
0.00%, 10/01/2040 (d)	5,000,000	2,824,178
0.00%, 10/01/2041 (d)	2,485,000	1,329,934
0.00%, 10/01/2042 (d)	2,240,000	1,132,910
0.00%, 10/01/2045 (d)	4,500,000	1,943,908
Greater Orlando Aviation Authority
5.25%, 10/01/2042 (b)	8,390,000	9,165,429
5.25%, 10/01/2044 (b)	3,035,000	3,271,283
Lee County Industrial Development Authority, 4.13%, 11/15/2029	2,050,000	2,052,097

		53,878,827

Georgia - 0.3%
City of Conyers, GA, 4.30%, 03/01/2031	935,000	909,782
Commerce School District
6.00%, 08/01/2043	420,000	494,580
6.00%, 08/01/2044	500,000	583,804
		1,988,166

Illinois - 4.6%
Chicago O'Hare International Airport, 5.50%, 01/01/2044 (b)	8,375,000	9,066,922
City of Joliet, IL
5.50%, 12/15/2042	5,105,000	5,553,558
5.50%, 12/15/2044	2,725,000	2,930,936
Du Page Cook & Will Counties Community College District No 502, 5.00%, 06/01/2026	1,000,000	1,000,000
Illinois State Toll Highway Authority
5.00%, 01/01/2044	4,410,000	4,804,255
5.00%, 01/01/2045	4,485,000	4,674,361
5.00%, 01/01/2045	2,100,000	2,267,012
Will County School District No. 114 Manhattan, 5.50%, 01/01/2045	3,765,000	4,065,784
		34,362,828

Indiana - 6.5%
Avon Community School Building Corp.
5.50%, 07/15/2040	2,525,000	2,814,159
5.50%, 07/15/2041	2,725,000	3,024,327
5.50%, 01/15/2043	4,865,000	5,342,368
Clark-Pleasant Community School Building Corp., 5.25%, 01/15/2042	2,600,000	2,809,856
Crown Point Multi School Building Corp., 5.00%, 07/15/2026	1,175,000	1,178,194
Fishers Town Hall Building Corp.
5.50%, 07/15/2040	1,500,000	1,688,629
5.50%, 07/15/2043	2,000,000	2,212,267
Greater Clark Building Corp., 6.00%, 01/15/2043	1,185,000	1,351,230
Indiana Finance Authority, 3.75%, 05/15/2032	1,000,000	1,000,836
Indianapolis Local Public Improvement Bond Bank, 6.00%, 02/01/2048	11,170,000	12,348,790
IPS Multi-School Building Corp., 5.50%, 07/15/2042	1,565,000	1,715,498
Lake Ridge Multi-School Building Corp., 5.50%, 07/15/2040	1,865,000	2,047,512
Noblesville High School Building Corp.
6.00%, 07/15/2040	1,285,000	1,477,328
6.00%, 01/15/2043	1,345,000	1,519,320
Tippecanoe County School Building Corp.
6.00%, 07/15/2041	1,305,000	1,504,693
6.00%, 01/15/2042	1,710,000	1,928,866
Tri-Creek High School Building Corp., 5.50%, 07/15/2040	4,345,000	4,865,705
		48,829,578

Kansas - 0.6%
Johnson & Miami Counties Unified School District No. 230 Spring Hills
6.00%, 09/01/2042	1,655,000	1,920,169
6.00%, 09/01/2043	1,600,000	1,846,935
6.00%, 09/01/2044	850,000	976,388
		4,743,492

Kentucky - 1.2%
Kentucky State Property & Building Commission
5.50%, 11/01/2041	3,315,000	3,735,354
5.50%, 11/01/2042	2,655,000	2,976,805
5.00%, 09/01/2044	2,190,000	2,385,167

		9,097,326

Maryland - 1.2%
Maryland Stadium Authority, 5.00%, 05/01/2050	5,790,000	6,190,812
State of Maryland, 5.00%, 08/01/2026	2,525,000	2,534,915
		8,725,727

Massachusetts - 1.2%
Massachusetts Clean Water Trust, 5.00%, 02/01/2046	5,000,000	5,438,977
Massachusetts Development Finance Agency, 5.00%, 07/01/2045	3,500,000	3,762,071
		9,201,048

Michigan - 1.5%
Great Lakes Water Authority Water Supply System Revenue, 5.00%, 07/01/2046	4,625,000	4,982,223
Kalamazoo Economic Development Corp., 3.90%, 08/15/2031 (c)	1,000,000	991,107
Michigan Finance Authority, 3.27%, 06/01/2039	5,295,000	5,019,746
		10,993,076

Minnesota - 0.6%
City of Rochester, MN, 5.00%, 11/15/2046	4,525,000	4,866,065

Missouri - 4.8%
Jackson County Reorganized School District No. 7
6.00%, 03/01/2042	3,910,000	4,533,164
6.00%, 03/01/2043	1,500,000	1,730,610
Jackson County School District No. R-IV Blue Springs
5.50%, 03/01/2042	3,365,000	3,771,277
5.50%, 03/01/2044	3,380,000	3,758,456
Lees Summit Industrial Development Authority, 3.60%, 08/15/2048	2,825,000	2,827,766
Lindbergh School District, 5.50%, 03/01/2042	5,000,000	5,618,159
Platte County R-III School District
6.25%, 03/01/2043	2,360,000	2,754,760
6.25%, 03/01/2044	2,675,000	3,105,788
6.25%, 03/01/2045	2,550,000	2,941,581
Republic School District No. R-3
6.50%, 03/01/2044	500,000	594,934
6.50%, 03/01/2045	500,000	590,306
Smithville R-II School District
6.00%, 03/01/2043	935,000	1,075,009
6.00%, 03/01/2044	2,130,000	2,437,491
Springfield School District No R-12, 5.50%, 03/01/2044	500,000	560,903
		36,300,204

Nebraska - 2.1%
Omaha Public Power District
5.00%, 02/01/2046	8,850,000	9,230,742
5.00%, 02/01/2047	6,325,000	6,722,498
		15,953,240

Nevada - 1.5%
Clark County Water Reclamation District, 5.00%, 07/01/2043	4,000,000	4,347,782
Las Vegas Valley Water District, 5.00%, 06/01/2046	5,000,000	5,387,232
State of Nevada Department of Business & Industry, 12.00%, 01/01/2065 (a)(b)(c)	2,165,000	1,212,400
		10,947,414

New Hampshire - 0.6%
New Hampshire Business Finance Authority

5.50%, 12/01/2030 (c)	1,600,000	1,600,897
4.88%, 12/01/2033 (c)	1,899,000	1,898,951
5.63%, 06/01/2039 (c)	800,000	802,405
		4,302,253

New Jersey - 1.2%
New Jersey Economic Development Authority, 5.50%, 01/01/2027 (b)	300,000	300,665
New Jersey Transportation Trust Fund Authority
0.00%, 12/15/2038 (d)	1,145,000	711,975
0.00%, 12/15/2039 (d)	5,250,000	3,146,984
0.00%, 12/15/2039 (d)	7,905,000	4,675,938
		8,835,562

New York - 4.3%
New York City Municipal Water Finance Authority, 5.00%, 06/15/2046	3,500,000	3,759,897
New York City Transitional Finance Authority
5.25%, 05/01/2043	5,000,000	5,509,833
5.50%, 05/01/2044	3,835,000	4,253,838
New York City Transitional Finance Authority Future Tax Secured Revenue, 5.50%, 11/01/2045	7,370,000	7,994,145
New York State Dormitory Authority, 5.00%, 03/15/2045	8,000,000	8,251,616
Rockland County Solid Waste Management Authority, 6.25%, 12/15/2049	2,585,000	2,914,306
		32,683,635

North Carolina - 2.7%
North Carolina Medical Care Commission
4.25%, 09/01/2028	1,090,000	1,092,307
3.75%, 10/01/2028	55,000	55,015
4.25%, 10/01/2028	250,000	250,104
4.50%, 09/01/2029	600,000	601,214
State of North Carolina, 5.00%, 06/01/2026	1,585,000	1,585,000
University of North Carolina at Chapel Hill
5.00%, 02/01/2045	8,180,000	9,272,427
5.00%, 02/01/2049	5,690,000	6,236,012
Watauga Public Facilities Corp., 5.25%, 06/01/2042	1,260,000	1,366,522
		20,458,601

North Dakota - 0.4%
Cass County Joint Water Resource District, 3.45%, 04/01/2027	3,000,000	3,000,458

Ohio - 1.4%
Columbus Regional Airport Authority, 5.25%, 01/01/2041 (b)	2,000,000	2,180,220
County of Hamilton, OH, 5.00%, 11/15/2049	6,105,000	6,683,927
JobsOhio Beverage System, 5.00%, 01/01/2044	1,500,000	1,635,199
		10,499,346

Pennsylvania - 2.6%
Allegheny County Sanitary Authority, 5.75%, 06/01/2047	6,860,000	7,490,776
City of Philadelphia, PA Water & Wastewater Revenue, 5.50%, 06/01/2047	1,525,000	1,635,815
Pennsylvania Turnpike Commission
5.25%, 12/01/2042	1,050,000	1,149,744
5.00%, 12/01/2046	1,755,000	1,829,718
5.00%, 12/01/2046	1,700,000	1,825,870
5.00%, 12/01/2047	2,305,000	2,458,175
Southeastern Pennsylvania Transportation Authority, 5.25%, 06/01/2041	2,590,000	2,817,399
		19,207,497

Puerto Rico - 0.2%

Puerto Rico Highway & Transportation Authority, 5.85%, 03/01/2027	1,395,000	1,395,242

Rhode Island - 1.0%
Rhode Island Health and Educational Building Corp.
5.50%, 05/15/2042	3,335,000	3,635,740
5.50%, 05/15/2047	4,000,000	4,246,327
		7,882,067

South Carolina - 1.1%
County of Horry, SC, 5.25%, 09/01/2047	4,000,000	4,239,762
South Island Public Service District, 5.25%, 04/01/2042	3,450,000	3,743,642
		7,983,404

Tennessee - 0.9%
Metropolitan Nashville Airport Authority
5.00%, 07/01/2044 (b)	2,750,000	2,918,618
5.00%, 07/01/2045 (b)	2,250,000	2,369,112
5.00%, 07/01/2046	1,305,000	1,397,215
		6,684,945

Texas - 9.1%
Austin Independent School District
5.25%, 08/01/2043	2,250,000	2,517,505
5.25%, 08/01/2044	4,250,000	4,714,277
City of Fort Worth, TX
5.50%, 03/01/2042	2,015,000	2,232,099
5.50%, 03/01/2043	1,525,000	1,677,520
City of New Braunfels, TX Utility System Revenue, 5.00%, 07/01/2047	3,000,000	3,176,288
City of San Antonio, TX Electric & Gas Systems Revenue, 5.25%, 02/01/2042	3,040,000	3,331,904
Coppell Independent School District, 5.00%, 08/15/2026	1,000,000	1,004,674
Dallas Fort Worth International Airport, 5.25%, 11/01/2044 (b)	2,795,000	2,983,763
Del Valle Independent School District TX, 5.00%, 06/15/2026	1,410,000	1,411,296
Fort Bend Independent School District
5.00%, 08/15/2046	4,000,000	4,318,171
5.00%, 08/15/2047	1,200,000	1,285,109
Lamar Consolidated Independent School District, 5.00%, 02/15/2046	3,900,000	4,165,465
Lower Colorado River Authority
5.50%, 05/15/2047	5,000,000	5,326,684
5.50%, 05/15/2048	3,000,000	3,197,220
North East Independent School District, 5.00%, 08/01/2026	1,145,000	1,149,419
Port of Beaumont Industrial Development Authority, 4.10%, 01/01/2028 (c)	3,000,000	2,739,556
Port of Beaumont Navigation District, 10.00%, 07/01/2026 (c)	1,500,000	1,500,126
Pottsboro Higher Education Finance Corp., 2.00%, 08/15/2040	775,000	583,803
Spring Independent School District, 5.25%, 08/15/2044	5,000,000	5,531,763
Tarrant County Cultural Education Facilities Finance Corp.
5.00%, 11/15/2044	2,000,000	2,151,784
5.00%, 11/15/2045	1,275,000	1,359,508
Texas Transportation Commission, 5.00%, 04/01/2046	6,225,000	6,771,765
West Harris County Regional Water Authority, 5.50%, 12/15/2042	4,500,000	4,933,608
		68,063,307

Utah - 1.4%
Utah Municipal Power Agency, 5.00%, 07/01/2047	1,250,000	1,320,160
Wasatch County School District Local Building Authority, 5.50%, 06/01/2047	7,605,000	8,136,844
Wildflower Improvement Association, 6.63%, 03/01/2031 (c)	920,968	902,638
		10,359,642

Virginia - 0.4%

Virginia Beach Development Authority, 5.38%, 09/01/2029	2,000,000	2,008,455
Virginia Public School Authority, 5.00%, 08/01/2026	1,085,000	1,089,389
		3,097,844

Washington - 3.9%
Central Puget Sound Regional Transit Authority, 5.00%, 11/01/2046	10,475,000	11,910,327
King County Public Hospital District No 4, 5.50%, 12/01/2035	1,000,000	992,782
State of Washington
5.00%, 06/01/2026	2,455,000	2,455,000
5.00%, 08/01/2026	975,000	978,763
5.00%, 06/01/2047	8,000,000	8,545,119
Washington State Housing Finance Commission
4.20%, 07/01/2029 (c)	1,135,000	1,135,235
4.20%, 07/01/2030 (c)	2,000,000	1,996,356
4.38%, 01/01/2033	1,250,000	1,251,930
		29,265,512

Wisconsin - 1.0%
Public Finance Authority
7.50%, 06/01/2029 (c)	2,000,000	1,952,809
5.00%, 07/15/2030 (c)	587,319	587,628
0.00%, 12/15/2034 (c)(d)	2,200,000	1,312,429
0.00%, 12/15/2034 (c)(d)	1,772,000	1,064,032
5.00%, 12/15/2036 (c)	1,473,389	1,472,854
0.00%, 12/15/2037 (c)(d)	2,455,000	1,234,421
		7,624,173
TOTAL MUNICIPAL BONDS (Cost $645,439,912)		658,107,750

AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES - 5.6%	Par	Value
California Housing Finance Agency, Series 2021-2, Class X, 0.83%, 03/25/2035 (e)	39,778,337	1,433,214
Freddie Mac Multifamily ML Certificates
Series 2019-ML05, Class XCA, 0.25%, 11/25/2033 (a)(e)	43,593,650	555,819
Series 2019-ML06, Class XUS, 1.13%, 06/25/2037 (a)(c)(e)	10,228,209	647,037
Series 2020-ML07, Class XUS, 2.02%, 10/25/2036 (a)(c)(e)	34,063,400	4,170,041
Series 2021-ML08, Class XUS, 1.85%, 07/25/2037 (e)	42,318,299	4,899,190
Series 2021-ML09, Class XUS, 1.55%, 02/25/2040 (a)(c)(e)	37,617,368	3,797,849
Series 2021-ML10, Class XUS, 2.13%, 01/25/2038 (a)(c)(e)	23,133,507	3,038,355
Series 2021-ML10, Class XUS, 1.58%, 06/25/2038 (a)(c)(e)	61,907,941	6,107,218
Series 2021-ML11, Class XUS, 0.77%, 03/25/2038 (c)(e)	157,112,713	7,060,645
Series 2021-ML12, Class XUS, 1.31%, 07/25/2041 (a)(c)(e)	47,215,611	4,051,099
Series 2022-ML13, Class XUS, 0.97%, 07/25/2036 (a)(e)	78,984,731	3,368,699
Series 2022-ML13, Class XUS, 1.00%, 09/25/2036 (a)(e)	51,380,434	2,810,510
TOTAL AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $47,926,785)		41,939,676

NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES - 1.4%	Par	Value
California Housing Finance Agency
Series 2021-1, Class X, 0.80%, 11/20/2035 (e)	47,001,670	1,804,394
Series 2021-3, Class X, 0.79%, 08/20/2036 (e)	24,539,036	1,009,291
New Hampshire Business Finance Authority
Series 2022-2, Class X, 0.69%, 10/20/2036 (e)	65,390,966	2,556,133
Series 2023-2, Class X, 0.75%, 01/20/2038 (a)(e)	58,182,420	2,828,248
Washington State Housing Finance Commission, Series 2021-1, Class X, 0.73%, 12/20/2035 (a)(e)	62,688,556	2,205,383
TOTAL NON-AGENCY COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $11,845,182)		10,403,449

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 5.2%	Shares	Value
First American Government Obligations Fund - Class X, 3.55% (f)	39,053,308	39,053,308
TOTAL MONEY MARKET FUNDS (Cost $39,053,308)		39,053,308

TOTAL INVESTMENTS - 99.9% (Cost $744,265,187)		749,504,183
Other Assets in Excess of Liabilities - 0.1%	0.00100	747,984
TOTAL NET ASSETS - 100.0%		$ 750,252,167

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)
Coupon rate may be variable or floating based on components other than reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of May 31, 2026.

(b)	Security subject to the Alternative Minimum Tax ("AMT"). As of May 31, 2026, the total value of securities subject to the AMT was $53,486,074 or 7.1% of net assets.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of May 31, 2026, the value of these securities total $54,008,975 or 7.2% of the Fund’s net assets.

(d)	Zero coupon bonds make no periodic interest payments.
(e)	Interest only security.
(f)	The rate shown represents the 7-day annualized yield as of May 31, 2026.

Performance Trust Municipal Bond Fund
Notes to Schedule of Investments
May 31, 2026 (Unaudited)

Investment Valuation
Each equity security owned by a Fund that is listed on a securities exchange, except securities listed on the NASDAQ Stock Market, LLC (“NASDAQ”), is valued at its last sale price at the close of that exchange on the date as of which assets are valued. If the security is listed on more than one exchange, a Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded. Portfolio securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent quoted bid and asked prices on such day or the security shall be valued at the latest sales price on the “composite market” for the day such security is being valued. The composite market is defined as a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by an approved independent pricing service (a “Pricing Service”).

Debt securities, such as U.S. government securities, corporate securities, municipal securities, collateralized loan obligations and asset-backed and mortgage-backed securities, including short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by a Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. In the absence of available quotations, the securities will be priced at fair value. Pricing Services generally value debt securities assuming orderly transactions of an institutional round lot size, but such securities may be held or transactions may be conducted in such securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots.

Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day. If, on a particular day, a share of an investment company is not listed on NASDAQ, such security’s fair value will be determined. All exchange-traded funds are valued at the last reported sale price on the exchange on which the security is principally traded. In the event market quotations are not readily available, such security will be valued at its fair value, discussed below.
If market quotations are not readily available, a security or other asset will be valued at its fair value in accordance with Rule 2a-5 of the 1940 Act as determined under the Adviser’s fair value pricing procedures, subject to oversight by the Board of Trustees. These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value. The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced. The Adviser will regularly evaluate whether the Funds’ fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Funds and the quality of prices obtained through the application of such procedures.

FASB Accounting Standards Codification, Fair Value Measurements and Disclosures Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value as well as expanded disclosure of valuation levels for each class of investments. These inputs are summarized in the three broad levels listed below:
Performance Trust Municipal Bond Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of May 31, 2026:

Performance Trust Municipal Bond Fund
Notes to Schedule of Investments (Continued)
May 31, 2026 (Unaudited)

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ –	$ 658,107,750	$ –	$ 658,107,750
Agency Commercial Mortgage Backed Securities	–	41,939,676	–	41,939,676
Non-Agency Commercial Mortgage Backed Securities	–	10,403,449	–	10,403,449
Money Market Funds	39,053,308	–	–	39,053,308
Total Investments	$ 39,053,308	$ 710,450,875	$ –	$ 749,504,183

Refer to the Schedule of Investments for further disaggregation of investment categories.